Segment and Geographic Information - Customers by Percentage of Total Revenue (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)	12.00%	24.00%	31.00%
Cisco Systems
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)	12.00%	14.00%	18.00%
Dell Inc
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)		10.00%
Juniper Networks, Inc.
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)			13.00%